22. Income Taxes (Annual) (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes - Income tax expense
	December 31, 2021	December 31, 2020
U.S. Statutory rate	$3,224,547	$1,896,305
Items not allowed for tax purposes	(1,705,372)	(2,113,651)
Foreign tax rate differential	(2,367)	(90,772)
Additional foreign taxation	27,495	(36,939)
Withholding tax on dividends	—	(162,112)
Prior year over provision	125,887	—
Movement in valuation allowances	(1,379,714)	(323,114)
Other differences	-	(76,361)
Income tax benefit (expense)	$290,476	$(906,644)

Income Taxes - Benefit (Provision) Income tax expense
	December 31, 2021	December 31, 2020
Current	$94,041	$(837,973)
Withholding tax	—	(162,112)
Deferred	196,434	93,441
Income tax benefit (expense)	$290,476	$(906,644)

Income Taxes - Deferred tax assets and liabilities
	December 31, 2021	December 31, 2020
Working capital movements	$247,563	$693,465
Property and equipment	—	6,925
Net loss carryforward - Foreign	443,100	135,568
Net loss carryforward - US	5,815,807	3,752,678
	6,506,470	4,588,636
Less valuation allowance	(6,506,470)	(4,588,636)
Deferred tax assets	—	—

Intangible assets	(3,291,978)	(1,222,514)
Deferred Tax Liability	$(3,291,978)	$(1,222,514)